Other liabilities - Current and non-current maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021 [1]
Other liabilities.
Current maturities	$ 5,398	$ 34,635	[1]	$ 5,074
Non-current	244,454	166,930	[1]	$ 133,727
Cancellations, or write off related to liabilities	$ 0	$ 0

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.